SCHEDULE OF INVESTMENTS September 30, 2019 Unaudited

	Shares		Value
Investment Companies—100.0%[1]
Alternative Funds—10.7%
Invesco Oppenheimer Fundamental Alternatives Fund	1,696,578		$46,571,058
Invesco Oppenheimer Master Event-Linked Bond Fund	5,151,238		81,496,709
Invesco Oppenheimer Real Estate Fund	2,476,246		69,310,123
Invesco Oppenheimer SteelPath MLP Select 40 Fund	6,237,844		45,661,016
			243,038,906
Domestic Equity Funds—31.7%
Invesco Oppenheimer Discovery Mid Cap Growth Fund	2,753,118		69,240,914
Invesco Oppenheimer Main Street Small Cap Fund	6,361,290		92,938,448
Invesco Oppenheimer Value Fund	8,064,190		274,908,241
Invesco Russell 1000 Dynamic Multifactor Exchange Traded Fund	9,075,484		281,612,268
			718,699,871
Domestic Fixed Income Funds—11.3%
Invesco Oppenheimer Limited-Term Government Fund	9,353,524		41,061,971
Invesco Oppenheimer Master Inflation Protected Securities Fund	1,062,903		13,680,091
Invesco Oppenheimer Master Loan Fund	3,979,992		68,189,997
Invesco Oppenheimer Total Return Bond Fund	19,100,972		134,088,820
			257,020,879
Foreign Equity Funds—42.3%
Invesco Oppenheimer Developing Markets Fund	3,259,119		136,328,960
Invesco Oppenheimer Emerging Markets Innovators Fund[2]	8,917,293		90,332,180
Invesco Oppenheimer Global Fund	3,345,992		288,591,787
Invesco Oppenheimer International Equity Fund	7,586,425		150,969,851
Invesco Oppenheimer International Growth Fund	3,734,371		148,702,651
Invesco Oppenheimer International Small-Mid Company Fund	2,035,669		94,617,883
Invesco Oppenheimer Macquarie Global Infrastructure Fund	4,218,679		48,430,432
			957,973,744
Foreign Fixed Income Fund—4.0%
Invesco Oppenheimer International Bond Fund	16,791,729		90,675,337
Total Investments, at Value (Cost $1,909,651,457)	100.0%		2,267,408,737
Net Other Assets (Liabilities)	(0.0)		(960,879)
Net Assets	100.0	% $	2,266,447,858

Footnotes to Schedule of Investments
1. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

				Shares
	Shares	Gross	Gross	September 30,
	January 31, 2019	Additions	Reductions	2019
Investment Companies
Alternative Funds
Invesco Oppenheimer Fundamental
Alternatives Fund	1,371,218	325,360	—	1,696,578
Invesco Oppenheimer Master
Event-Linked Bond Fund	5,253,585	—	102,347	5,151,238
Invesco Oppenheimer Real Estate
Fund	2,225,283	533,702	282,739	2,476,246

1 INVESCO OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Footnotes to Schedule of Investments (Continued)
				Shares
	Shares	Gross	Gross	September 30,
January 31, 2019		Additions	Reductions	2019
Invesco Oppenheimer SteelPath
MLP Select 40 Fund	4,678,203	1,559,641	—	6,237,844
Invesco Oppenheimer Gold &
Special Minerals Fund	161,391	—	161,391	—
Domestic Equity Funds
Invesco Oppenheimer Discovery
Mid Cap Growth Fund	2,593,847	496,431	337,160	2,753,118
Invesco Oppenheimer Main Street
Small Cap Fund	6,382,443	—	21,153	6,361,290
Invesco Oppenheimer Value Fund	13,065,728	126,291	5,127,829	8,064,190
Invesco Russell 1000 Dynamic
Multifactor Exchange Traded Fund	—	9,986,700	911,216	9,075,484
Invesco Oppenheimer Capital
Appreciation Fund	3,302,969	—	3,302,969	—
Invesco Oppenheimer Main Street
Mid Cap Fund	743,700	—	743,700	—
Domestic Fixed Income Funds
Invesco Oppenheimer Limited-Term
Government Fund	12,160,372	1,249,759	4,056,607	9,353,524
Invesco Oppenheimer Master
Inflation Protected Securities Fund	2,105,995	—	1,043,092	1,062,903
Invesco Oppenheimer Master Loan
Fund	2,371,784	1,608,208	—	3,979,992
Invesco Oppenheimer Total Return
Bond Fund	18,994,600	2,105,370	1,998,998	19,100,972
Foreign Equity Funds
Invesco Oppenheimer Developing
Markets Fund	3,773,674	—	514,555	3,259,119
Invesco Oppenheimer Emerging
Markets Innovators Fund	7,671,316	1,705,059	459,082	8,917,293
Invesco Oppenheimer Global Fund	3,000,229	586,153	240,390	3,345,992
Invesco Oppenheimer International
Equity Fund	8,901,378	—	1,314,953	7,586,425
Invesco Oppenheimer International
Growth Fund	4,262,607	—	528,236	3,734,371
Invesco Oppenheimer International
Small-Mid Company Fund	2,242,751	—	207,082	2,035,669
Invesco Oppenheimer Macquarie
Global Infrastructure Fund	3,484,852	896,331	162,504	4,218,679
Foreign Fixed Income Funds
Invesco Oppenheimer International
Bond Fund	15,820,013	1,465,881	494,165	16,791,729

				Change in
			Realized	Unrealized
	Value	Income	Gain (Loss)	Gain (Loss)
Investment Companies
Alternative Funds
Invesco Oppenheimer Fundamental
Alternatives Fund	$46,571,058	$—	$—	$988,663

2 INVESCO OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

Footnotes to Schedule of Investments (Continued)
				Change in
			Realized	Unrealized
	Value	Income	Gain (Loss)	Gain (Loss)
Invesco Oppenheimer Master
Event-Linked Bond Fund	$81,496,709	$4,294,266[a,b]	$(2,508,340)[a]	$(9,033,998)[a]
Invesco Oppenheimer Real Estate
Fund	69,310,123	1,056,720	491,934	7,243,272
Invesco Oppenheimer SteelPath
MLP Select 40 Fund	45,661,016	2,764,031	—	(3,085,169)
Invesco Oppenheimer Gold &
Special Minerals Fund	—	—	52,704	(69,339)
Domestic Equity Funds
Invesco Oppenheimer Discovery
Mid Cap Growth Fund	69,240,914	—	535,730	10,924,151
Invesco Oppenheimer Main Street
Small Cap Fund	92,938,448	—	(19,443)	3,656,819
Invesco Oppenheimer Value Fund	274,908,241	4,313,983	16,045,130	3,083,917
Invesco Russell 1000 Dynamic
Multifactor Exchange Traded Fund	281,612,268	3,081,867	2,253,220	30,806,731
Invesco Oppenheimer Capital
Appreciation Fund	—	—	28,173,473	(24,705,355)
Invesco Oppenheimer Main Street
Mid Cap Fund	—	—	(3,434,165)	3,977,063
Domestic Fixed Income Funds
Invesco Oppenheimer Limited-Term
Government Fund	41,061,971	742,884	(1,318,736)	2,007,014
Invesco Oppenheimer Master
Inflation Protected Securities Fund	13,680,091	452,251[c,d]	(117,106)[c]	807,558 [c]
Invesco Oppenheimer Master Loan
Fund	68,189,997	2,865,277[e,f]	(1,435,457)[e]	(1,556,470)[e]
Invesco Oppenheimer Total Return
Bond Fund	134,088,820	3,138,983	256,904	7,416,049
Foreign Equity Funds
Invesco Oppenheimer Developing
Markets Fund	136,328,960	—	(1,440,990)	5,035,384
Invesco Oppenheimer Emerging
Markets Innovators Fund	90,332,180	—	300,276	3,492,159
Invesco Oppenheimer Global Fund	288,591,787	—	(806,578)	16,663,969
Invesco Oppenheimer International
Equity Fund	150,969,851	—	887,386	5,024,130
Invesco Oppenheimer International
Growth Fund	148,702,651	—	744,326	10,078,545
Invesco Oppenheimer International
Small-Mid Company Fund	94,617,883	—	(964,025)	7,264,903
Invesco Oppenheimer Macquarie
Global Infrastructure Fund	48,430,432	837,848	85,188	3,335,188
Foreign Fixed Income Funds
Invesco Oppenheimer International
Bond Fund	90,675,337	3,378,934	(136,644)	(2,363,926)
Total	$2,267,408,737	$26,927,044	$37,644,787	$80,991,258

a. Represents the amount allocated to the Fund from Invesco Oppenheimer Master Event-Linked Bond Fund.
b. Net of expenses allocated to the Fund from Invesco Oppenheimer Master Event-Linked Bond Fund.

3 INVESCO OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Footnotes to Schedule of Investments (Continued)
c. Represents the amount allocated to the Fund from Invesco Oppenheimer Master Inflation Protected Securities
Fund.
d. Net of expenses allocated to the Fund from Invesco Oppenheimer Master Inflation Protected Securities Fund.
e. Represents the amount allocated to the Fund from Invesco Oppenheimer Master Loan Fund.
f. Net of expenses allocated to the Fund from Invesco Oppenheimer Master Loan Fund.

2. Non-income producing security.

Futures Contracts as of September 30, 2019
						Unrealized
		Expiration	Number	Notional Amount		Appreciation/
Description	Buy/Sell	Date	of Contracts	(000's)	Value	(Depreciation)
Canadian Bonds,
10 yr.	Buy	12/18/19	47	CAD 5,170	$5,058,837	$ (111,465)
Euro-BTP	Buy	12/6/19	57	EUR 8,970	9,060,623	90,706
Euro-BUND	Buy	12/6/19	34	EUR 6,461	6,457,409	(4,079)
Euro-OAT	Buy	12/6/19	63	EUR 11,697	11,694,651	(2,246)
Japanese Bonds,
10 yr.	Buy	12/13/19	31	JPY 44,419	44,445,040	25,803
Long Gilt S&P 500
E-Mini Index	Buy	12/27/19	77	GBP 12,751	12,709,218	(41,368)
MSCI Emerging
Market Index	Sell	12/20/19	107	USD 5,489	5,360,165	129,280
Nikkei 225 Index	Sell	12/12/19	59	JPY 11,563	11,873,665	(311,029)
S&P 500 E-Mini
Index	Buy	12/20/19	151	USD 22,662	22,487,675	(174,712)
S&P/TSX 60 Index	Sell	12/19/19	36	CAD 5,426	5,413,383	13,075
SPI 200 Index	Sell	12/19/19	50	AUD 5,634	5,637,520	(3,469)
Stoxx Europe 600
Index	Sell	12/20/19	1,408	EUR 29,715	30,025,419	(310,685)
						$ (700,189)

Glossary:

Currency abbreviations indicate amounts reporting in currencies
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound Sterling
JPY	Japanese Yen

Definitions
BTP	Italian Treasury Bonds
BUND	German Federal Obligation
MSCI	Morgan Stanley Capital International
OAT	French Government Bonds
S&P	Standard & Poor's
TSX 60	60 largest companies on the Toronto Stock Exchange

Exchange Abbreviations

4 INVESCO OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

NOTES TO SCHEDULE OF INVESTMENTS September 30, 2019 Unaudited

Note 1 – Additional Valuation Information
The following is a summary of the tiered valuation input levels, as of September 30, 2019.
The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value
Assets Table
Investments, at Value:
Investment Companies	$2,104,041,940	$ 163,366,797	$ —	$ 2,267,408,737
Total Investments, at Value	2,104,041,940	163,366,797	—	2,267,408,737
Other Financial Instruments:
Futures contracts	258,864	—	—	258,864
Total Assets	$2,104,300,804	$ 163,366,797	$ —	$ 2,267,667,601

Liabilities Table
Other Financial Instruments:
Futures contracts	(959,053)	—	—	(959,053)
Total Liabilities	$(959,053)	$ —	$ —	$ (959,053)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

5 INVESCO OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND